Restructuring Charges (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Positions	Dec. 31, 2009
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	$ 119.0	$ 96.0	$ 185.0
Restructuring and related cost number of positions to be eliminated		3,200
Restructuring and related cost number of positions eliminated			4,000
Decrease in staff Level as a result of restructuring		400
Restructuring and related cost percentage of positions eliminated			6.00%
Restructuring charges, adjustments	(27.0)	27.0	52.0
Aggregate additional restructuring charges, lower range	5
Aggregate additional restructuring charges, upper range	15
Downsizing And Reorganizing Operations [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	105.0		199.0
Employee Severance [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	96.0	98.0	161.0
Facility Closing [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	41.0
Smaller CorporateInitiatives [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost		25.0
U S Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	(10.0)
Restructuring charges, adjustments		(21.0)
International Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	29.0
Restructuring charges, adjustments		2.0
Global Commercial Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	37.0
Restructuring charges, adjustments		5.0
Global Network And Merchant Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	(1.0)
Restructuring charges, adjustments	(8.0)
Global Network And Merchant Services [Member] | Reorganization Of Certain Senior Leadership Positions [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost			38.0
Corporate and Other [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	64.0
Restructuring charges, adjustments		$ (5.0)